Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	$ 25,718
Ending balance	(24,707)	$ (25,718)
Depreciated cost	24,707	25,718
Ending balance	24,707	25,718
Beginning balance	(25,718)
Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciated cost	22,104	23,508
Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciated cost	2,603	2,210
Cost [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	49,602	45,323
New leases	4,136	2,725
Modification of leases		976
Adjustments for indexation	859	943
Adjustments arising from translating financial statements of foreign operations	(4,354)	249
Business combination	314	62
Termination of leases	(325)	(676)
Ending balance	(50,232)	(49,602)
Ending balance	50,232	49,602
Beginning balance	(49,602)	(45,323)
Cost [Member] | Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	43,184	40,452
New leases	2,086	1,150
Modification of leases		910
Adjustments for indexation	784	871
Adjustments arising from translating financial statements of foreign operations	(680)	37
Business combination	314	62
Termination of leases	(22)	(298)
Ending balance	(45,666)	(43,184)
Ending balance	45,666	43,184
Beginning balance	(43,184)	(40,452)
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	6,418	4,871
New leases	2,050	1,575
Modification of leases		66
Adjustments for indexation	75	72
Adjustments arising from translating financial statements of foreign operations	(3,674)	212
Business combination
Termination of leases	(303)	(378)
Ending balance	(4,566)	(6,418)
Ending balance	4,566	6,418
Beginning balance	(6,418)	(4,871)
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	(23,884)	(17,787)
Adjustments arising from translating financial statements of foreign operations	(3,581)	1,357
Termination of leases	(215)	(419)
Ending balance	25,525	23,884
Ending balance	(25,525)	(23,884)
Beginning balance	23,884	17,787
Depreciation	5,437	5,159
Accumulated depreciation [Member] | Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	(19,676)	(15,250)
Adjustments arising from translating financial statements of foreign operations	80	929
Termination of leases	(10)	(192)
Ending balance	23,562	19,676
Ending balance	(23,562)	(19,676)
Beginning balance	19,676	15,250
Depreciation	3,816	3,689
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning balance	(4,208)	(2,537)
Adjustments arising from translating financial statements of foreign operations	(3,661)	428
Termination of leases	(205)	(227)
Ending balance	1,963	4,208
Ending balance	(1,963)	(4,208)
Beginning balance	4,208	2,537
Depreciation	$ 1,621	$ 1,470